Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Leases

The Company has operating leases for office space in Australia, Singapore, and Monaco.

The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate to discount remaining lease payments.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space.

The Company’s existing leases contain escalation clauses and renewal options. The Company is not reasonably certain that renewal options will be exercised upon expiration of the initial terms of its existing leases.

The components of lease expense for the years ended June 30, 2026, 2025, and 2024, are as follows:

Components of lease expense:	2026	2025	2024
Operating lease cost	$163,226	$248,791	$222,169
Short-term lease cost	—	31,351	56,758
Total lease cost	$163,226	$280,142	$278,927

Lease expense is included in general and administrative expense in the consolidated statements of operations and comprehensive income.

Supplemental cash flow information related to lease are as follows:

Supplemental cash flow information:	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$266,851	$237,533	$220,286
Change in lease liabilities (operating cash flow)	$163,938	$118,554	$228,196
ROU assets obtained in exchange for lease obligations:
Operating leases	$1,313,710	$—	$—

Information regarding the Company’s lease were as follows:

Weighted-average remaining lease term:	2026	2025
Operating leases (in years)	5.00	1.42

Weighted-average incremental borrowing rate:	2026	2025
Operating leases	6.66%	4.96%

Future minimum lease payments under non-cancellable lease as of June 30, 2026, are as follows:

Maturities of lease liabilities:
Year ending June 30,
2027	174,074
2028	303,642
2029	303,642
2030	303,642
2031	303,642
Thereafter	—
Total undiscounted cash flows	1,388,642
Less: Present value factor	(49,736)
Present value of lease liabilities	$1,338,906

Subsidiary guarantees

The parent entity provides certain financial guarantees to its subsidiaries. No liability has been recognized in respect of such guarantees. The parent entity provides financial commitments for certain subsidiaries for the amount necessary to enable those entities to meet their obligations as and when they fall due.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS